Major Customers and Accounts Receivable - Schedule of Customer Concentrations (Details) (10-K)		12 Months Ended
		Sep. 30, 2020		Sep. 30, 2019
Revenues [Member] | Customer A [Member]
Concentration Risk, Percentage	[1]	0.00%		0.00%
Revenues [Member] | Customer B [Member]
Concentration Risk, Percentage	[1]	0.00%		0.00%
Revenues [Member] | Customer C [Member]
Concentration Risk, Percentage		22.00%		0.00%	[1]
Revenues [Member] | Customer D [Member]
Concentration Risk, Percentage	[1]	0.00%		0.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage		21.00%		0.00%	[1]
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage		13.00%		0.00%	[1]
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	[1]	0.00%		0.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage		0.00%	[1]	72.00%

[1]	= < 10%